Significant Transactions - OMH Acquisition of OneMain Financial Holding, LLC (Details) $ in Millions			12 Months Ended			26 Months Ended
	Nov. 15, 2015 USD ($)	Nov. 13, 2015 branch	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)
Fair value of liabilities assumed:
Goodwill			$ 1,422	$ 1,422	$ 1,440	$ 1,422
Adjustments
Acquisition-related transaction and integration expenses			69	108	$ 62
OM Loans
Business Acquisition [Line Items]
Cash consideration	$ 4,478			4,455
Fair value of assets acquired:
Cash and cash equivalents	958			958
Investment securities	1,294			1,294
Personal loans	8,801			8,795
Intangibles	555			558
Other assets	247			244
Fair value of liabilities assumed:
Long-term debt	(7,725)			(7,725)
Unearned premium, insurance policy and claims reserves	(936)			(936)
Other liabilities	(156)			(155)
Goodwill	1,440			1,422
Adjustments
Cash consideration				(23)
Cash and cash equivalents				0
Investment securities				0
Personal loans				(6)
Intangibles				3
Other assets				(3)
Long-term debt				0
Unearned premium, insurance policy and claims reserves				0
Other liabilities				1
Business combination, provisional information, initial accounting incomplete, adjustment, impaired financing receivable				64
Business combination, provisional information, initial accounting incomplete, adjustment, performing financing receivable				$ 58
Business combination, recognized identifiable assets acquired and liabilities assumed, financing receivable, net	8,100
Business combination, recognized identifiable assets acquired and liabilities assumed, loans and leases receivable, gross, consumer, installment, durable goods, non-credit impaired	11,600
Business combination, recognized identifiable assets acquired and liabilities assumed, loans and leases receivable, gross, consumer, installment, durable goods, related allowance	$ 2,200
Acquisition-related transaction and integration expenses			$ 69			$ 239
Number of branches divested | branch		127
Number of states where branches were divested		11